UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      3/31/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          5/4/10

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           138
Form 13F Information Table Value Total(thousands):            168935




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE      Inv. Other  Voting

American Express Co	COM	025816109	370	8979	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	448	1908	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	588	2500	SH	OTHER	0	SOLE
Applied Materials Inc.	COM	038222105	2070	153731	SH	SOLE	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	50	1120	SH	OTHER	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	2773	62015	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	664	25688	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	14	320	SH	OTHER	0	SOLE
Automatic Data Proc	COM	053015103	3295	74089	SH	SOLE	0	SOLE
Bank of America Corp	COM	060505104	2282	127818	SH	SOLE	0	SOLE
Bank of America Corp	COM	060505104	286	16034	SH	OTHER	0	SOLE
Berkshire Hathaway Cl A	COM	084670108	244	2	SH	OTHER	0	SOLE
Berkshire Hathaway Cl A	COM	084670108	365	3	SH	SOLE	0	SOLE
Berkshire Hathaway Cl B	COM	084670702	1099	13528	SH	SOLE	0	SOLE
Berkshire Hathaway Cl B	COM	084670207	102	1250	SH	OTHER	0	SOLE
Boeing Co		COM	097023105	229	3150	SH	SOLE	0	SOLE
BP PLC			COM	055622104	51	891	SH	OTHER	0	SOLE
BP PLC			COM	055622104	580	10160	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	2371	100294	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	546	7202	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	4930	189408	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	114	28070	SH	SOLE	0	SOLE
Clorox			COM	189054109	2783	43383	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	482	8770	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	48	881	SH	OTHER	0	SOLE
Consolidated Edison	COM	209115104	213	4790	SH	SOLE	0	SOLE
Covidien LTD		COM	G2554F105	2439	48503	SH	SOLE	0	SOLE
Cree Inc.		COM	225447101	214	3041	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	52	17000	SH	SOLE	0	SOLE
CVS Corporation		COM	126650100	2558	69963	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	25	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	2493	38699	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	22	320	SH	OTHER	0	SOLE
Diageo plc		COM	25243Q205	330	4895	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	315	7654	SH	SOLE	0	SOLE
Duke Energy Corporation	COM	26441C105	203	12450	SH	SOLE	0	SOLE
EI du Pont de Nem and C	COM	263534109	3118	83733	SH	SOLE	0	SOLE
Eaton			COM	278058102	220	2900	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	268	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	690	38263	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	686	38000	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	3	50	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	2476	49187	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	338	7258	SH	SOLE	0	SOLE
ENSCO International	COM	29358Q109	1888	42161	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	2492	56875	SH	SOLE	0	SOLE
Exxon Mobil Corporation	COM	30231G102	6351	94821	SH	SOLE	0	SOLE
Exxon Mobil Corporation	COM	30231G102	545	8137	SH	OTHER	0	SOLE
Ford Motor Company	COM	345370860	145	11530	SH	SOLE	0	SOLE
Fortune NatRes No StockhCOM	349681106	0	18000	SH	SOLE	0	SOLE
FPL Group, Inc		COM	302571104	1	31	SH	OTHER	0	SOLE
FPL Group, Inc		COM	302571104	2159	44674	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	2367	130071	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	74	4073	SH	OTHER	0	SOLE
Genuine Parts Company	COM	372460105	2961	70088	SH	SOLE	0	SOLE
Gerber Scientific, Inc.	COM	373730100	62	10000	SH	SOLE	0	SOLE
Hewlett-Packard Company	COM	428236103	440	8281	SH	SOLE	0	SOLE
Home Depot, Inc.	COM	437076102	2310	71407	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	2865	60486	SH	SOLE	0	SOLE
Ingersoll-Rand Co Ltd	COM	G47791101	518	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	2	74	SH	OTHER	0	SOLE
Intel Corporation	COM	458140100	4083	183162	SH	SOLE	0	SOLE
Int'l Business Machine	COM	459200101	7	52	SH	OTHER	0	SOLE
Int'l Business Machine	COM	459200101	6441	50218	SH	SOLE	0	SOLE
ISCO International	COM	46426P103	0	58700	SH	SOLE	0	SOLE
ITT Corporation		COM	450911102	2493	46499	SH	SOLE	0	SOLE
J.P. Morgan Chase & Co.	COM	46625H100	3689	82438	SH	SOLE	0	SOLE
Jacobs Engineering Grp	COM	469814107	2775	61405	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	4314	66165	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	694	10644	SH	OTHER	0	SOLE
Kimberly-Clark Corp	COM	494368103	435	6921	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	226	11474	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	257	13052	SH	OTHER	0	SOLE
McDonald's Corporation	COM	580135101	5	70	SH	OTHER	0	SOLE
McDonald's Corporation	COM	580135101	3546	53147	SH	SOLE	0	SOLE
Med Efficiency Delaware	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	40	880	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	2955	65630	SH	SOLE	0	SOLE
MEMSIC, Inc		COM	586264103	128	40000	SH	SOLE	0	SOLE
Merck & Co., Inc.	COM	58933Y105	214	5734	SH	SOLE	0	SOLE
Merck & Co., Inc.	COM	589331107	5	134	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	3685	125804	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	10	329	SH	OTHER	0	SOLE
Nestle S.A.		COM	641069406	200	3890	SH	SOLE	0	SOLE
Nestle S.A.		COM	641069406	87	1699	SH	OTHER	0	SOLE
Netezza Corporation	COM	64111N101	89	6921	SH	SOLE	0	SOLE
NY Community Bancorp	COM	649445103	282	17070	SH	SOLE	0	SOLE
NIKE, Inc.		COM	654106103	3396	46205	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	67	4305	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	2491	160327	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	57	1056	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2529	46754	SH	SOLE	0	SOLE
NSTAR			COM	67019E107	240	6763	SH	SOLE	0	SOLE
Occidental Petroleum	COM	674599105	226	2672	SH	SOLE	0	SOLE
Old Republic Int'l Cor	COM	680223104	2760	217632	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	51	2000	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	2932	114023	SH	SOLE	0	SOLE
PACCAR Inc		COM	693718108	372	8584	SH	SOLE	0	SOLE
Patriot Scientific 	COM	70336N107	4	28000	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	41	625	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	3692	55801	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	553	32264	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	4354	68817	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	46	732	SH	OTHER	0	SOLE
QUALCOMM Incorporated	COM	747525103	39	940	SH	OTHER	0	SOLE
QUALCOMM Incorporated	COM	747525103	2372	56539	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	3333	52526	SH	SOLE	0	SOLE
SeaCo LTD Shs ISIN #BMG	COM	G79441104	2	10537	SH	SOLE	0	SOLE
Southern Company	COM	842587107	278	8390	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	3098	105017	SH	SOLE	0	SOLE
Texas Instruments Inc	COM	882508104	294	11998	SH	SOLE	0	SOLE
The Hanover Ins Group,I	COM	410867105	65	1500	SH	SOLE	0	SOLE
The Hanover Ins Group,I	COM	410867105	1244	28526	SH	OTHER	0	SOLE
The Toronto-Dom Bk USA	COM	891160509	1236	16570	SH	SOLE	0	SOLE
The Toronto-Dom Bk USA	COM	891160509	16	212	SH	OTHER	0	SOLE
Transocean Inc.		COM	H8817H100	50	575	SH	OTHER	0	SOLE
Transocean Inc.		COM	H8817H100	2758	31930	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	52	2024	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	698	26980	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	2503	38858	SH	SOLE	0	SOLE
United Technologies Co	COM	913017109	4471	60742	SH	SOLE	0	SOLE
Universal Express Inc	COM	91349P103	0	32000	SH	SOLE	0	SOLE
Verizon Communications.	COM	92343V104	2826	91088	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	50	2160	SH	OTHER	0	SOLE
Vodafone Group PLC	COM	92857W209	2903	124520	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3359	60420	SH	SOLE	0	SOLE
Waste Management Inc.	COM	94106L109	2818	81847	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Company	COM	949746101	1987	63842	SH	SOLE	0	SOLE
Western Lithium Canada 	COM	958547101	14	10000	SH	SOLE	0	SOLE
Western Union		COM	959802109	52	3040	SH	OTHER	0	SOLE
Western Union		COM	959802109	1708	100730	SH	SOLE	0	SOLE
WorldGate Comm Inc.	COM	98156L307	2	4887	SH	SOLE	0	SOLE
WorldGate Comm Inc.	COM	98156L307	80	159718	SH	OTHER	0	SOLE
Zimmer Holdings, Inc.	COM	98956P102	1545	26090	SH	SOLE	0	SOLE
Zimmer Holdings, Inc.	COM	98956P102	6	107	SH	OTHER	0	SOLE